Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Revenue:
Product revenue	$ 30,864	$ 40,250	[1]	$ 48,263	[1],[2]
Cost of revenue:
Cost of product revenue	16,703	21,957	[1]	24,725	[1],[2]
Cost of other revenue	1,782	2,405	[1]	2,397	[1],[2]
Total cost of revenue	18,485	24,362	[1]	27,122	[1],[2]
Gross profit	12,379	15,888	[1]	21,141	[1],[2]
Operating expenses:
Research and development	23,799	27,909	[1]	25,202	[1],[2]
Sales and marketing	7,968	9,411	[1]	8,785	[1],[2]
General and administrative	8,570	10,085	[1]	6,679	[1],[2]
Total operating expenses	40,337	47,405	[1]	40,666	[1],[2]
Operating income (loss)	(27,958)	(31,517)	[1]	(19,525)	[1],[2]
Financial income (expense):
Interest expense	(9,643)	(5,447)	[1]	(4,672)	[1],[2]
Interest income	50	71	[1]	60	[1],[2]
Other financial expense	0	(400)	[1]	0	[1],[2]
Convertible debt amendments	0	(265)	[1]	(322)	[1],[2]
Foreign exchange gain (loss), net	71	366	[1]	(1,401)	[1],[2]
Profit (Loss) before income taxes	(37,480)	(37,192)	[1]	(25,860)	[1],[2]
Profit (loss) before income taxes		(37,192)		(25,860)
Income tax expense (benefit)	(783)	(968)	[1]	300	[1],[2]
Profit (Loss)	(36,697)	(36,224)	[1]	(26,160)	[1],[2]
Attributable to:
Shareholders of the parent	(36,697)	(36,224)	[1]	(26,160)	[1],[2]
Non-controlling interests	$ 0	$ 0	[1]	$ 0	[1],[2]
Basic earnings (loss) per share (in dollars per share)	$ (0.39)	$ (0.39)	[1]	$ (0.34)	[1],[2]
Diluted earnings (loss) per share (in dollars per share)	$ (0.39)	$ (0.39)	[1]	$ (0.34)	[1],[2]
Weighted average number of shares used for computing:
Basic (in shares)	95,008,518	93,767,005	[1]	77,668,404	[1],[2]
Diluted (in shares)	95,008,518	93,767,005	[1]	77,668,404	[1],[2]
Basic earnings (loss) per ADS (in dollars per share)	$ (1.54)	$ (1.55)	[1]	$ (1.35)	[1],[2]
Diluted earnings (loss) per ADS (in dollars per share)	$ (1.54)	$ (1.55)	[1]	$ (1.35)	[1],[2]
Income tax expense (benefit)
Basis per ADS (in dollars per share)	23,752,130	23,441,751	[1]	19,417,101	[1],[2]
Diluted per ADS (in dollars per share)	23,752,130	23,441,751	[1]	19,417,101	[1],[2]
Product
Revenue:
Product revenue	$ 21,947	$ 28,938	[1]	$ 37,353	[1],[2]
Other revenue
Revenue:
Product revenue	$ 8,917	$ 11,312	[1]	$ 10,910	[1],[2]

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.